LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Impairment Effects on Earnings Per Share [Line Items]
Equity investments	$ 49,489
Recognized loss from equity method investments	69,621	$ 70,968
Equity investments without readily determinable fair value	49,489		$ 86,271
Initial investment equity investments without readily determinable fair value	681,000
Fair value of investment	22,000
Impairment charges of equity method investments	70,000.00
Impairment of equity investments without readily determinable fair value	20,000.00	10,000.00
Impairment charges of equity method investments		70,000.00
Equity Method Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Equity method investments, other than temporary impairment	1,900,000
Recognized loss from equity method investments	0	0
Impairment charges	$ 0	$ 0